Financial Instruments Risk - Schedule of Accounts Payable and Accrued Liabilities (Details) - CAD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts payable and accrued liabilities	$ 69,874	$ 57,944
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade payables	13,858	13,277
Accrued liabilities	34,810	29,883
Payroll liabilities	18,851	9,247
Excise tax payable	960	4,672
Other payables	1,395	865
Accounts payable and accrued liabilities	$ 69,874	$ 57,944